Significant Accounting Policies and Recent Accounting Pronouncements, Impairment of Long-lived Assets (Details) - Vessel	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Number of impaired vessels	0	0